T. ROWE PRICE International Stock Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.6%
Common Stocks 1.6%
MercadoLibre (USD) (1) 86,922 206,343
Total Argentina (Cost $102,895) 206,343
BRAZIL 0.8%
Common Stocks 0.8%
B3  27,006,961 60,578
WEG  7,208,749 47,633
Total Brazil (Cost $113,563) 108,211
CANADA 9.2%
Common Stocks 9.2%
Canadian National Railway (USD)  2,642,992 246,988
Constellation Software  56,103 193,554
Constellation Software, Warrants, 3/31/40 (1)(2) 75,919 —
Definity Financial, Acquisition Date: 5/28/25, Cost $3,047 (1)
(3) 63,148 3,232
Definity Financial  1,682,128 90,626
Descartes Systems Group (USD) (1) 1,635,860 173,008
Element Fleet Management  7,744,224 201,430
Shopify, Class A (USD) (1) 1,258,712 153,827
Suncor Energy (USD)  2,390,554 94,331
TMX Group  1,626,461 66,134
Total Canada (Cost $845,093) 1,223,130
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(2)(3) 282,204 83,834
Total Cayman Islands (Cost $13,909) 83,834
CHINA 6.8%
Common Stocks 5.0%
58.com (USD) (1)(2) 3,564,710 —
BeOne Medicines, ADR (USD) (1) 400,553 120,619

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Foshan Haitian Flavouring & Food, Class H (HKD) (1) 1,690,100 7,363
KE Holdings, ADR (USD)  5,941,652 109,445
PDD Holdings, ADR (USD) (1) 587,057 66,602
Shenzhou International Group Holdings (HKD)  12,636,600 90,943
Tencent Holdings (HKD)  2,305,500 161,413
Tongcheng Travel Holdings (HKD)  24,984,400 62,602
Xiaomi, Class B (HKD) (1) 6,359,200 42,784
661,771
Common Stocks - China A Shares 1.8%
Hongfa Technology, A Shares (CNH)  13,445,717 45,765
Kweichow Moutai, A Shares (CNH)  310,514 61,255
NARI Technology, A Shares (CNH)  16,455,995 50,021
Shenzhen Inovance Technology, A Shares (CNH)  10,093,222 88,510
245,551
Total China (Cost $581,731) 907,322
DENMARK 0.9%
Common Stocks 0.9%
Novo Nordisk, ADR (USD) (4) 2,549,182 119,990
Total Denmark (Cost $180,897) 119,990
FRANCE 4.9%
Common Stocks 4.9%
Dassault Aviation  448,026 139,496
Hermes International  44,380 108,531
Safran  650,033 214,350
Sartorius Stedim Biotech  646,764 129,243
Thales  215,965 58,093
Total France (Cost $359,387) 649,713
GERMANY 7.3%
Common Stocks 7.3%
Deutsche Telekom  4,170,392 149,575
QIAGEN  2,442,530 121,114
SAP  987,613 282,414
Schott Pharma (4) 2,107,428 56,878
Siemens  690,645 175,910

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Siemens Healthineers  3,471,679 186,994
Total Germany (Cost $699,702) 972,885
INDIA 6.0%
Common Stocks 6.0%
Axis Bank  10,408,393 126,400
ICICI Bank  7,976,657 134,322
InterGlobe Aviation (1) 654,180 43,901
Kotak Mahindra Bank  5,003,050 112,721
Larsen & Toubro  2,785,330 115,189
NTPC  39,120,434 148,475
NTPC Green Energy (1) 10,840,176 12,781
Reliance Industries  4,268,569 67,411
Varun Beverages  6,172,845 36,687
Total India (Cost $538,215) 797,887
INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia  281,445,200 141,059
Telkom Indonesia Persero  529,379,800 92,956
Total Indonesia (Cost $183,063) 234,015
IRELAND 0.4%
Common Stocks 0.4%
Kingspan Group  682,848 56,671
Total Ireland (Cost $54,196) 56,671
ITALY 3.3%
Common Stocks 3.3%
Banca Mediolanum  3,530,085 62,266
DiaSorin  943,277 92,220
Ferrari  209,431 91,837
Generali  1,645,186 61,375
UniCredit  1,746,197 128,474
Total Italy (Cost $397,803) 436,172

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 14.3%
Common Stocks 14.3%
Ajinomoto  3,944,100 104,347
Calbee (4) 3,475,400 63,783
Chugai Pharmaceutical  2,970,300 142,387
Daikin Industries  578,000 71,069
Disco  414,300 122,437
Hikari Tsushin  183,100 49,228
Hitachi  2,241,200 68,582
Keyence  383,900 138,869
Kyushu Railway  3,811,700 92,177
Nextage (5) 4,099,600 50,887
Nippon Sanso Holdings (4) 2,768,300 97,980
Olympus (4) 4,868,500 58,164
Rakuten Bank (1)(4) 868,200 40,442
Recruit Holdings  1,761,900 104,536
Renesas Electronics  16,935,600 205,989
Seven & i Holdings  9,721,100 128,155
Shin-Etsu Chemical  5,494,200 158,106
Sony Group  8,225,800 197,858
Total Japan (Cost $1,629,605) 1,894,996
MEXICO 0.7%
Common Stocks 0.7%
Grupo Mexico, Series B  15,489,767 96,633
Total Mexico (Cost $82,735) 96,633
NETHERLANDS 7.7%
Common Stocks 7.7%
Adyen (1) 54,111 92,808
Argenx, ADR (USD) (1) 207,289 138,952
ASM International  171,516 83,024
ASML Holding  412,760 286,073
CVC Capital Partners  5,692,171 109,152
Prosus  5,460,960 311,962
Total Netherlands (Cost $566,457) 1,021,971

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.7%
Common Stocks 0.7%
SM Investments  6,861,575 95,904
Total Philippines (Cost $106,923) 95,904
PORTUGAL 1.6%
Common Stocks 1.6%
Galp Energia  6,839,209 130,597
Jeronimo Martins  3,275,101 79,839
Total Portugal (Cost $135,283) 210,436
SAUDI ARABIA 0.9%
Common Stocks 0.9%
Saudi National Bank  12,450,200 124,242
Total Saudi Arabia (Cost $114,947) 124,242
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1) 735,872 115,274
Total Singapore (Cost $30,081) 115,274
SOUTH KOREA 1.5%
Common Stocks 1.5%
Samsung Electronics  3,839,792 195,691
Total South Korea (Cost $95,274) 195,691
SPAIN 0.8%
Common Stocks 0.8%
Amadeus IT Group  1,316,873 105,737
Total Spain (Cost $61,476) 105,737

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 3.7%
Common Stocks 3.7%
Assa Abloy, Class B  3,772,594 124,836
Essity, Class B  8,771,557 216,285
Saab, Class B  905,281 49,242
Spotify Technology (USD) (1) 165,876 103,928
Total Sweden (Cost $436,946) 494,291
SWITZERLAND 5.1%
Common Stocks 5.1%
Alcon  1,634,308 143,276
Cie Financiere Richemont, Class A  918,588 149,984
Julius Baer Group  1,444,562 97,745
Nestle  900,825 78,711
Partners Group Holding (4) 101,636 136,629
Sonova Holding  244,367 66,519
Total Switzerland (Cost $516,367) 672,864
TAIWAN 7.2%
Common Stocks 7.2%
Taiwan Semiconductor Manufacturing  24,989,000 962,059
Total Taiwan (Cost $68,425) 962,059
UNITED KINGDOM 7.2%
Common Stocks 7.2%
AstraZeneca, ADR (USD)  3,794,367 277,330
Bridgepoint Group  15,659,840 67,513
Experian  1,664,429 87,700
Hiscox  3,908,955 66,551
London Stock Exchange Group  554,761 67,623
RELX  2,906,331 151,016
Segro  13,324,380 113,560
Unilever (EUR)  2,204,862 128,885
960,178

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670 (1)(2)(3) 286,782 3,454
3,454
Total United Kingdom (Cost $797,585) 963,632
UNITED STATES 1.7%
Common Stocks 1.7%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)
(2)(3) 14,001 20,304
Coupang (1) 2,102,212 61,868
Mastercard, Class A  129,526 73,373
Philip Morris International  433,100 71,050
226,595
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)
(2)(3) 826 1,198
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)(2)
(3) 34 49
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(2)
(3) 3 4
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)
(3) 2 3
1,254
Total United States (Cost $181,815) 227,849
VIETNAM 0.7%
Common Stocks 0.7%
Asia Commercial Bank  44,729,055 40,303
Bank for Foreign Trade of Vietnam (1) 13,123,100 30,109
FPT  7,066,870 27,979
Total Vietnam (Cost $101,810) 98,391
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 156,955,737 156,956
Total Short-Term Investments (Cost $156,956) 156,956

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.36% (5)(6) 144,583,461 144,583
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 144,583
Total Securities Lending Collateral (Cost $144,583) 144,583
Total Investments in Securities  100.6%
(Cost $9,297,722) $ 13,377,682
Other Assets Less Liabilities (0.6)% (73,676)
Net Assets 100.0% $ 13,304,006
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $112,078 and represents 0.8% of net assets.
(4) All or a portion of this security is on loan at July 31, 2025.
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Thales, Call, 8/15/25 @
290.00 (EUR) 679 16,011 (10)
Total Options Written (Premiums $(767)) $ (10)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
DiaSorin  $ (9,482) $ (142) $ 1,153
Nextage  (1,411) 13,143 750
T. Rowe Price Government Reserve Fund,
4.36% — — 5,965++
Affiliates not held at period end — — —
Totals $ (10,893)# $ 13,001 $ 7,868+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
DiaSorin  $ * $ 18,894 $ 23,915 $ *
DiaSorin, Rights, 5/2/25  — — — —
Nextage  * 1,294 3,296 50,887
T. Rowe Price Government
Reserve Fund, 4.36% 373,230  ¤  ¤ 301,539
Total $ 352,426^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,868 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $370,837.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F37-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,132,928 $ 10,834,369 $ 20,304 $ 12,987,601
Convertible Preferred Stocks — — 88,542 88,542
Short-Term Investments 156,956 — — 156,956
Securities Lending Collateral 144,583 — — 144,583
Total $ 2,434,467 $ 10,834,369 $ 108,846 $ 13,377,682
Liabilities
Options Written $ — $ 10 $ — $ 10